Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	£ 207,287	£ 201,289
Loans and advances to banks	1,855	2,799
Reverse repurchase agreements - non trading	23,636	21,127
Deposits by customers	181,883	178,090
Deposits by banks	14,353	17,221
Repurchase agreements–non trading	18,286	10,910
Debt securities in issue	41,129	46,692
Subordinated liabilities	3,528	3,601
Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	244,395	235,101
Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	261,582	258,000
Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	182,013	178,181
Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	14,363	17,232
Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	18,292	10,923
Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	42,694	47,787
Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	4,220	3,877
Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	211,796	204,061
Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,855	2,799
Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,634	21,130
Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	7,110	7,111
Level 1 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	6,575	6,390
Level 1 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	0
Level 1 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	0
Level 1 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	0
Level 1 [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	0
Level 1 [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	0
Level 1 [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	0
Level 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	0
Level 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	0
Level 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	0
Level 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	6,575	6,390
Level 2 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	25,908	24,590
Level 2 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	79,257	78,851
Level 2 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	95	21
Level 2 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	13,956	16,243
Level 2 [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	18,292	10,923
Level 2 [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	42,694	47,787
Level 2 [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	4,220	3,877
Level 2 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	0
Level 2 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,739	2,739
Level 2 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,634	21,130
Level 2 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	535	721
Level 3 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	211,912	204,121
Level 3 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	182,325	179,149
Level 3 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	181,918	178,160
Level 3 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	407	989
Level 3 [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	0
Level 3 [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	0
Level 3 [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	0
Level 3 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	211,796	204,061
Level 3 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	116	60
Level 3 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	0
Level 3 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	0
Fair Value [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	239,834	232,444
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	259,179	256,514
Fair Value [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	181,883	178,090
Fair Value [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	14,353	17,221
Fair Value [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	18,286	10,910
Fair Value [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	41,129	46,692
Fair Value [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,528	3,601
Fair Value [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	207,287	201,289
Fair Value [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,855	2,799
Fair Value [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,636	21,127
Fair Value [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	£ 7,056	£ 7,229